INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS
Schedule of gross carrying amount and accumulated amortization of intangible assets

The gross carrying amount and accumulated amortization of intangible assets were as follows (dollars in millions):

	December 31, 2012			December 31, 2011
	Carrying Amount	Accumulated Amortization	Net	Carrying Amount	Accumulated Amortization	Net
Patents, trademarks and technology	$355	$318	$37	$363	$307	$56
Licenses and other agreements	41	16	25	39	14	25
Non-compete agreements	2	2	—	2	2	—
Other intangibles	68	60	8	48	36	12

Total	$466	$396	$70	$452	$359	$93

Schedule of estimated future amortization expense for intangible assets	Our estimated future amortization expense for intangible assets over the next five years is as follows (dollars in millions):

Year ending December 31
2013	$21
2014	13
2015	5
2016	5
2017	4